Convertible loans	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Convertible loans	Convertible loans
Facility agreement
On April 24, 2020, the Company entered into a USD 115.0 million Facility Agreement with Deerfield Partners, L.P. and certain of its affiliates (“Deerfield”). Pursuant to such agreement, Deerfield agreed to extend senior secured convertible term loans to the Company in two separate disbursements:
(i)an initial disbursement of convertible loans in the amount of USD 65.0 million upon the completion of the IPO, and satisfaction of certain other conditions (the “first tranche”) and
(ii)a subsequent disbursement of convertible loans in the amount of USD 50.0 million upon the receipt of regulatory approval for ZYNLONTA, and satisfaction of certain other conditions (the “second tranche”).
The outstanding principal amount of the convertible loans is due to be repaid in full on May 19, 2025. However, any conversion of the convertible loans into common shares shall be deemed a repayment of the principal amount of the convertible loans so converted.
The convertible loans bear interest at a rate of 5.95% per annum, based on a 360-day year, with interest payable quarterly in arrears commencing July 1, 2020 and July 1, 2021 for the first tranche and second tranche, respectively.
Upon any payment of the convertible loans or conversion of the convertible notes, whether upon redemption or at maturity or at any other time, the Company will be required to pay an exit charge equal to 2.0% of the amount of the loans so paid or converted.
The Company’s obligations under the Facility Agreement are guaranteed by the Company’s wholly-owned subsidiaries and secured by a perfected, first-priority security interest in substantially all of the Company’s and its wholly-owned subsidiaries’ personal property, including its intellectual property and the equity ownership interests directly and indirectly held by the Company in its wholly-owned subsidiaries and joint venture.
Each convertible loan extended under the Facility Agreement is evidenced by a convertible note. The holder of each of the first tranche of convertible notes is entitled to convert the principal amount of convertible loans evidenced thereby, at its option, into the Company’s common shares at any time at a conversion price per share equal to 130% of the IPO share price, which was USD 19.00.
The conversion price for the second tranche of convertible notes is the lesser of (i) 150% of the IPO price and (ii) 120% of the average of the volume-weighted average prices of the Company’s common shares on each of the 15 trading days immediately prior to the disbursement date of the second tranche, but in no event less than a floor equal to 81% of the IPO price. If the conversion price of the second tranche of convertible notes is less than the floor price but for the application of the floor, Deerfield will not be obligated to extend the second tranche.
Upon the occurrence of a major transaction, as defined below, the holders of the convertible notes may elect to require the Company to redeem all or any portion of the notes for an amount equal to the principal amount thereof (in addition to accrued and unpaid interest, the make-whole amount and the exit charge) or alternatively the holder may elect to require the Company to convert the unredeemed portion and, in addition, receive a number of additional common shares determined as set forth in the convertible notes (in addition to accrued and unpaid interest and the exit charge). In the case of a successor major transaction, as defined below, the Company may elect to require redemption of any portion of the convertible notes that the holder does not elect to convert in connection with such transaction.
Major transactions include (i) mergers and similar transactions as a result of which the holders of common shares before the transaction no longer hold a majority of the common shares after the transaction or the common shares are changed into the securities of another entity, (ii) sales of assets exceeding 50% of the Company’s enterprise value, (iii) any person or group acquiring beneficial ownership of more than 50% of the Company’s common shares or (iv) the delisting of the Company’s common shares, subject in each case to the more detailed provisions contained in the convertible notes. Successor major transactions include any major transaction in which the Company’s common shares are converted into the right to receive cash, securities of another entity and/or other assets, and any asset sale major transaction in which the Company distributes assets to its shareholders.
The Company will have the right to force conversions of the convertible notes on and after the one-year anniversary of the date on which it received regulatory approval of ZYNLONTA if each of the following is greater than 275% of the conversion price (among other conditions specified in the convertible notes): (1) the volume weighted average price of the common shares on at least 20 trading days during any period of 30 consecutive trading days, (2) the volume weighted average price of the common shares on the last trading day of such period and (3) the closing price of the common shares on the last trading day of such period. The Company will have the right to force conversions of the convertible notes on and after the three-year anniversary of the date on which it has received regulatory approval of ZYNLONTA if the same conditions above are satisfied, except that the applicable price described in the preceding sentence need only be greater than 175% of the conversion price.
The Facility Agreement contains various covenants, including a requirement to retain USD 50 million in cash and cash equivalents as of the end of each fiscal quarter.
First tranche - Initial disbursement of convertible loans
The Company has accounted for the first tranche of convertible loans amounting to USD 65 million issued on May 19, 2020 as comprising two components: an embedded conversion option derivative and a loan.
Valuation of derivative embedded in first tranche
Since issuance, the embedded conversion option derivative is marked-to-market on a quarterly basis. During the year ended December 31, 2021, the Company recognized income of KUSD 28,003 as a result of changes in the fair value of the embedded derivative. During the year ended December 31, 2020, the Company recognized a loss of KUSD 23,432, as a result of changes in the fair value of the embedded derivative. The fair value of the embedded derivative associated with the first tranche was KUSD 23,226 and KUSD 51,229 as of December 31, 2021 and December 31, 2020, respectively. The decrease in fair value of the embedded derivative during the year ended December 31, 2021 is primarily due to the decrease in the fair value of the underlying shares from December 31, 2020 to December 31, 2021, which was charged directly to the consolidated statement of operations. The increase in fair value of the embedded derivative during the year ended December 31, 2020 is primarily due to the increase in the fair value of the underlying shares from April 24, 2020 to December 31, 2020.
The Company used an independent valuation firm to assist in calculating the fair value of the embedded conversion option derivative, which is based on the mean of values derived from application of the Hull and Goldman Sachs convertible bond pricing models. Key inputs for the valuations as of December 31, 2021 and December 31, 2020 were as follows:

	As of
	December 31, 2021	December 31, 2020
Exercise price at 130% of the IPO price of 19.00, in USD	24.70	24.70
Forced conversion price, in USD (1)	67.93	67.93
Share price in USD	20.20	32.01
Risk-free interest rate	1.0%	0.3%
Expected volatility (2)	77%	90%
Expected term	40 months	52 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	8.8%	13.3%
(1) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it has received regulatory approval of ZYNLONTA as discussed above.
(2) The expected volatility utilized for the December 31, 2021 valuation decreased from that used in the December 31, 2020 valuation due to a change in the peer group. Prior to the FDA approval of ZYNLONTA, the Company utilized a peer group primarily comprised of clinical-stage companies. Upon receipt of FDA approval of ZYNLONTA, the Company updated the peer group to primarily comprise of commercial-stage companies, which lowered the expected volatility assumption utilized in the December 31, 2021 valuation.
Residual convertible loan
The loan bears interest at a rate of 5.95% per annum, based on a 360-day year, with interest payable quarterly in arrears commencing on July 1, 2020. For the years ended December 31, 2021 and December 31, 2020, the Company recorded interest expense related to the interest payable on the residual convertible loan (net of the value of the embedded conversion option derivative) in the amount of KUSD
8,389 and KUSD 4,756, respectively. The Company’s interest expense is based on the implied effective interest rate, which was computed at inception at 23%.
The convertible loan’s initial fair value was determined as the residual amount of the consideration received, net of attributable costs, after separating out the fair value of the embedded conversion option derivative. Transaction costs associated with the convertible loan were allocated to the embedded conversion option derivative and residual loan as follows:

in KUSD	Embedded derivative	Residual loan	Total
Gross proceeds	27,797	37,203	65,000
Less: transaction costs	(1,571)	(2,102)	(3,673)
Net	26,226	35,101	61,327
The transaction costs of the embedded derivative were charged directly to the consolidated statement of operations. The convertible loan is subsequently measured at its amortized cost in accordance with IFRS 9. The amount at which the convertible loan is presented as a liability in the consolidated balance sheet represents the net present value of all future cash outflows associated with the loan discounted at the implied effective interest rate. The net present value of those cash outflows occurring within 12 months of the balance sheet date discounted at the same rate is presented as a short-term liability. The remainder of the amount is presented as a long-term liability. The carrying value of the convertible loan was KUSD 42,874 as of December 31, 2021, of which KUSD 3,631 was the current portion of the liability. The carrying value of the convertible loan was KUSD 38,406 as of December 31, 2020, of which KUSD 3,631 was the current portion of the liability.
Second tranche - Accounting for subsequent disbursement of convertible loans prior to FDA approval
Draw-down of the second tranche of the convertible loans was mandatory upon receipt of regulatory approval for ZYNLONTA. Prior to drawing down the second tranche, the Company accounted for the second tranche as a derivative. The Company performed a valuation of the derivative immediately prior to the April 23, 2021 approval of ZYNLONTA, which resulted in a mark-to-market adjustment and recognition of KUSD 1,638 of income for the year ended December 31, 2021. The decrease in fair value of the derivative during the year ended December 31, 2021 is primarily due to the decrease in the fair value of the underlying shares from December 31, 2020 to immediately prior to the April 23, 2021 FDA approval, which was recorded directly to the consolidated statement of operations. The fair value of the derivative associated with the second tranche as of December 31, 2021 was nil as the derivative is now accounted for as an embedded conversion option derivative upon the draw-down of the subsequent disbursement. See “Second tranche - Accounting for subsequent disbursement of convertible loans after FDA approval” below for further details. During the year ended December 31, 2020, the Company recognized a loss of KUSD 21,979 as a result of changes in the fair value of the derivative. The increase in fair value of the derivative during the year ended December 31, 2020 was primarily due to the increase in the fair value of the Company’s shares from April 24, 2020 to December 31, 2020 and has been charged directly to the consolidated statement of operations. The fair value of the derivative associated with the second tranche was KUSD 21,979 as of December 31, 2020.
The Company used an independent valuation firm to assist in performing a fair value assessment of the derivative liability, which is based on the mean of values derived from application of the Hull and Goldman Sachs convertible bond pricing models. Key inputs for the valuation as of April 23, 2021 (prior to FDA approval of ZYNLONTA) and December 31, 2020 were as follows:

	As of
	April 23, 2021	December 31, 2020
Exercise price at 150% of the IPO of 19.00, in USD (1)	28.50	28.50
Forced conversion price, in USD (2)	78.38	78.38
Share price in USD (3)	24.85	32.01
Risk-free interest rate	0.6%	0.3%
Expected volatility	90%	90%
Expected term	1 month	5 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	7.7%	7.4%
(1) The conversion price for the second tranche of convertible notes is the lesser of (i) 150% of the IPO price and (ii) 120% of the average of the volume-weighted average prices of the Company’s common shares on each of the 15 trading days immediately prior to the disbursement date of the second tranche, but in no event less than a floor equal to 81% of the IPO price.
(2) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it received regulatory approval of ZYNLONTA, as discussed above.
(3) The Company utilized the opening share price on April 23, 2021 for the valuation of the derivative immediately prior to FDA approval of ZYNLONTA.
Second tranche - Accounting for subsequent disbursement of convertible loans after FDA approval
Upon receipt of FDA approval of ZYNLONTA, the Company accounted for the second tranche of convertible loans amounting to USD 50 million issued on May 17, 2021 as comprising two separate components: an embedded conversion option derivative and a loan.
Valuation of derivative embedded in second tranche
The Company used an independent valuation firm to assist in calculating the initial fair value of the entire instrument, including the embedded conversion option derivative, as of April 23, 2021. The fair value of the embedded conversion option derivative component was based on the mean of values derived from application of the Hull and Goldman Sachs convertible bond pricing models. Key inputs for the subsequent valuation of the embedded conversion option derivative as of December 31, 2021 and the initial valuation of the entire instrument, including both components described above, after FDA approval of ZYNLONTA was obtained on April 23, 2021 were as follows:

	As of
	December 31, 2021	April 23, 2021
Exercise price in USD (1)	28.07	28.50
Forced conversion price, in USD (2)	77.19	78.38
Share price in USD (3)	20.20	23.25
Risk-free interest rate	1.0%	0.6%
Expected volatility	77%	75%
Expected term	40 months	48 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	8.8%	6.3%

(1) The conversion price for the second tranche of convertible notes is the lesser of (i) 150% of the IPO price and (ii) 120% of the average of the volume-weighted average prices of the Company’s common shares on each of the 15 trading days immediately prior to the disbursement date of the second tranche, but in no event less than a floor equal to 81% of the IPO price. The conversion price for the second tranche of the convertible notes as of December 31, 2021 was based on 120% of the average of the volume-weighted average process of the Company’s shares on each of the 15 trading days prior to the disbursement date, while the conversion price as of April 23, 2021 was based on 150% of the IPO price.

(2) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it received regulatory approval of ZYNLONTA, as discussed above.

(3) The Company utilized the closing share price on April 23, 2021 for the valuation of the embedded conversion option derivative after FDA approval of ZYNLONTA.
The expected volatility utilized for the post-FDA approval valuations decreased from those used in the pre-FDA approval valuations due to a change in the peer group. Prior to the FDA approval of ZYNLONTA, the Company utilized a peer group primarily comprised of clinical-stage companies. Upon receipt of FDA approval of ZYNLONTA, the Company updated the peer group to primarily comprise of commercial-stage companies, which lowered the expected volatility assumption utilized in the post-FDA approval valuations.
The following table presents the initial fair value of the entire instrument as of April 23, 2021, including both components, relating to the USD 50.0 million subsequent disbursement. The Company received net cash proceeds of USD 49.4 million after deducting aggregate transaction costs associated with the subsequent disbursement. Transaction costs associated with the subsequent disbursement were allocated to the embedded conversion option derivative and convertible loan as follows:

in KUSD	Embedded derivative	Convertible loan	Total
Fair value as of April 23, 2021	18,158	50,368	68,526
Allocation of transaction costs	(148)	(409)	(557)
Net carrying value of convertible loan as of April 23, 2021		49,959
The transaction costs of the embedded derivative were charged directly to the consolidated statement of operations.
During the year ended December 31, 2021, the Company recognized income of KUSD 3,436 as a result of changes in the fair value of the embedded derivative after the April 23, 2021 approval date. The fair value of the embedded derivative associated with the second tranche was KUSD 14,721 and KUSD 18,158 as of December 31, 2021 and after the April 23, 2021 approval date, respectively. The decrease in fair value of the embedded derivative is primarily due to the decrease in the fair value of the underlying shares from April 23, 2021 to December 31, 2021.

Convertible loan
The loan bears interest at a rate of 5.95% per annum, based on a 360-day year, with interest payable quarterly in arrears commencing on July 1, 2021. For the year ended December 31, 2021, the Company recorded interest expense related to the interest payable on the convertible loan (net of the value of the embedded conversion option derivative) in the amount of KUSD 2,029 based on the implied effective interest rate, which was computed at inception at 6.7%.
As described above, the Company used an independent valuation firm to assist in calculating the initial fair value of the entire instrument, including both components. The Company recorded the initial carrying amount of the convertible loan based on its fair value as of April 23, 2021. Refer to the tabular disclosure above for the key inputs used for the initial valuation after FDA approval of ZYNLONTA was obtained on April 23, 2021. The convertible loan is subsequently measured at its amortized cost in accordance with IFRS 9. The amount at which the convertible loan is presented as a liability in the consolidated balance sheet represents the net present value of all future cash outflows associated with the loan discounted at the implied effective interest rate. The net present value of those cash outflows occurring within 12 months of the balance sheet date discounted at the same rate is presented as a short-term liability. The remainder of the amount is presented as a long-term liability. The carrying value of the convertible loan was KUSD 50,854 as of December 31, 2021, of which KUSD 2,944 was the current portion of the liability.
Other

In connection with the receipt of the USD 50.0 million subsequent disbursement, the establishment of the embedded derivative and residual loan associated with the subsequent disbursement and elimination of the aforementioned derivative immediately prior to FDA approval of ZYNLONTA, the Company recorded a gain of KUSD 1,816 during the year ended December 31, 2021, which was recorded in Convertible loans, derivatives, change in fair value income (expense) in the consolidated statement of operations.
On June 4, 2021, in accordance with the Facility Agreement, the Company filed a registration statement to register 5,558,318 common shares, being the maximum number of shares that could potentially be issuable upon conversion of the full amount of the convertible notes issued under the Facility Agreement to the extent that the holders of the convertible notes elect to convert into the Company’s common shares or if the Company forces conversion.